Schedule of disaggregation of revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Quality Assurance Program [Member]
Product Information [Line Items]
Change in expected discretionary payment to investor reserve fund investors	¥ 5,677,518	¥ 6,158,483	¥ 6,015,526
Without Quality Assurance Program [Member]
Product Information [Line Items]
Change in expected discretionary payment to investor reserve fund investors	1,449,231	860,588	880,033
Loan Facilitation Service Fees [Member] | Quality Assurance Program [Member]
Product Information [Line Items]
Change in expected discretionary payment to investor reserve fund investors	3,951,236	4,187,976	4,106,467
Loan Facilitation Service Fees [Member] | Without Quality Assurance Program [Member]
Product Information [Line Items]
Change in expected discretionary payment to investor reserve fund investors	743,144	332,528	324,311
Postfacilitation Service Fees [Member | Quality Assurance Program [Member]
Product Information [Line Items]
Change in expected discretionary payment to investor reserve fund investors	1,610,744	1,869,214	1,798,815
Postfacilitation Service Fees [Member | Without Quality Assurance Program [Member]
Product Information [Line Items]
Change in expected discretionary payment to investor reserve fund investors	129,497	100,491	131,098
Financial Service, Other [Member] | Quality Assurance Program [Member] | Borrowers Referral Fee [Member]
Product Information [Line Items]
Change in expected discretionary payment to investor reserve fund investors
Financial Service, Other [Member] | Quality Assurance Program [Member] | Other Revenues [Member]
Product Information [Line Items]
Change in expected discretionary payment to investor reserve fund investors	115,538	101,293	110,244
Financial Service, Other [Member] | Without Quality Assurance Program [Member] | Borrowers Referral Fee [Member]
Product Information [Line Items]
Change in expected discretionary payment to investor reserve fund investors	269,536	220,480	168,430
Financial Service, Other [Member] | Without Quality Assurance Program [Member] | Other Revenues [Member]
Product Information [Line Items]
Change in expected discretionary payment to investor reserve fund investors	¥ 307,054	¥ 207,089	¥ 256,194